Business Combinations - Gain on Disposition (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 02, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Income) loss from discontinued operations, net of tax		$ 8,725	$ (605)	$ (12,637)
OtherComprehensiveIncomeLossForeignCurrencyTransactionAndTranslationReclassificationAdjustmentFromAOCIRealizedUponSaleOfSubsidiaryNetOfTax		2,522
Noncontrolling Interest
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
OtherComprehensiveIncomeLossForeignCurrencyTransactionAndTranslationReclassificationAdjustmentFromAOCIRealizedUponSaleOfSubsidiaryNetOfTax	$ 1,956	1,956
AOCI
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
OtherComprehensiveIncomeLossForeignCurrencyTransactionAndTranslationReclassificationAdjustmentFromAOCIRealizedUponSaleOfSubsidiaryNetOfTax	566	$ 566
GEH Singapore
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses	20,000
Total identifiable net assets at fair value	(13,267)
(Income) loss from discontinued operations, net of tax	$ 9,255